Cover	Mar. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2026
Entity File Number	333-224557
Entity Registrant Name	Shepherd’s Finance, LLC
Entity Central Index Key	0001544190
Entity Tax Identification Number	36-4608739
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13241 Bartram Park Blvd.
Entity Address, Address Line Two	Suite 2401
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32258
City Area Code	(302)
Local Phone Number	752-2688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true